PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment, net

	At December 31,
	2010	2011
Cost
Land	$5.2	$4.7
Buildings	392.4	472.6
Leasehold improvements	15.8	17.5
Machinery and equipment	813.0	1,195.6
Furniture, fixtures and electronic equipment	65.5	86.1
Motor vehicles	3.2	4.8
	1,295.1	1,781.3
Accumulated depreciation	(242.9)	(372.8)
	1,052.2	1,408.5
Construction in process	274.0	160.7
Property, plant and equipment, net	$1,326.2	$1, 569.2